Contingencies	12 Months Ended
Mar. 31, 2013
Contingencies Disclosure [Abstract]
Contingencies
Contingencies
During the normal course of the Company’s operations, various legal and tax matters are pending. In the opinion of management, these matters will not have a material effect on the Company’s consolidated financial position or results of operations.